Long-term Debt (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Less: Deferred financing costs	$ (97,623)	$ (100,550)
Total debt	4,811,651	4,372,450
Less: Current portion	(56,982)	(19,858)
Long-term portion	4,754,669	4,352,592
1.3 billion Senior Secured Term Loan B Facility
Debt Instrument [Line Items]
Secured Facility	1,290,250	1,296,750
1.9 billion Secured Term Loan B Facility
Debt Instrument [Line Items]
Secured Facility	1,866,750	1,876,250
$462 million Senior Secured Credit Facility
Debt Instrument [Line Items]
Secured Facility	452,274	0
7.25% Senior Unsecured Notes
Debt Instrument [Line Items]
Senior Notes	500,000	500,000
6.5% Senior Secured Notes
Debt Instrument [Line Items]
Senior Notes	$ 800,000	$ 800,000